Pension Schemes - Schedule of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Service cost	£ 24	£ 36	£ 47
Settlement and past service (credits)/cost	(13)	11	(43)
Defined benefit pension expense	11	47	4
Net interest on net defined benefit obligation	12	9	15
Net defined benefit pension expense	23	56	19
UK schemes [member]
Disclosure of defined benefit plans [line items]
Service cost	21	27	33
Settlement and past service (credits)/cost	(8)	11	(42)
Defined benefit pension expense	13	38	(9)
Net interest on net defined benefit obligation	9	6	10
Net defined benefit pension expense	22	44	1
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Service cost	3	9	14
Settlement and past service (credits)/cost	(5)		(1)
Defined benefit pension expense	(2)	9	13
Net interest on net defined benefit obligation	3	3	5
Net defined benefit pension expense	£ 1	£ 12	£ 18